FEDERATED ADJUSTABLE RATE SECURITIES FUND
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                                November 1, 2005



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549



       RE:    FEDERATED ADJUSTABLE RATE SECURITIES FUND (the "Registrant")
                  Institutional Shares
                  Institutional Service Shares
                1933 Act File No. 2-98491
                1940 Act File No. 811-4539


Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated October 31, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 32 on October 28, 2005.

         If you have any questions regarding this certification, please contact me at (412) 288-6812.

                                               Very truly yours,



                                               /s/ Stephen A. Keen
                                               Stephen A. Keen
                                               Assistant Secretary